Other Receivables (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Receivables (Textual)
Allowance for doubtful accounts	$ 117,164	$ 4,079
Other receivables	35,264	153,704
Provision for doubtful accounts	$ (118,069)	$ 225,024	$ (215,688)
Mr. Benshuang Yao
Other Receivables (Textual)
Loan receivables			$ 589,159